Schedule of Investments (unaudited) April 30, 2021	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 44.4%
Abeona Therapeutics Inc.(a)	748	$1,324
ACADIA Pharmaceuticals Inc.(a)	3,036	62,420
Acceleron Pharma Inc.(a)	1,452	181,456
Achillion Pharmaceuticals Inc.(a)(b)(c)	624	287
Acorda Therapeutics Inc.(a)	185	966
Adverum Biotechnologies Inc.(a)	1,671	6,517
Agenus Inc.(a)	1,914	5,914
Albireo Pharma Inc.(a)	457	14,670
Alder Biopharmaceuticals Inc.(a)(b)	312	275
Alexion Pharmaceuticals Inc.(a)	3,869	652,623
Allakos Inc.(a)	747	81,513
Allogene Therapeutics Inc.(a)	1,916	59,243
Alnylam Pharmaceuticals Inc.(a)	3,031	426,280
Amgen Inc.	6,518	1,561,974
Amicus Therapeutics Inc.(a)	7,101	69,874
AnaptysBio Inc.(a)	374	8,733
ANI Pharmaceuticals Inc.(a)	154	5,125
Apellis Pharmaceuticals Inc.(a)	1,852	93,841
Applied Therapeutics Inc.(a)	391	7,241
Aprea Therapeutics Inc.(a)	464	2,176
Arcturus Therapeutics Holdings Inc.(a)	478	17,524
Arcus Biosciences Inc.(a)	1,567	52,886
Ardelyx Inc.(a)	1,891	13,823
Arena Pharmaceuticals Inc.(a)	1,741	119,485
Arrowhead Pharmaceuticals Inc.(a)	2,450	178,262
Assembly Biosciences Inc.(a)	484	2,072
Atara Biotherapeutics Inc.(a)	2,136	30,032
Athersys Inc.(a)	5,414	9,041
Avrobio Inc.(a)	661	7,721
Axsome Therapeutics Inc.(a)	860	51,996
Beam Therapeutics Inc.(a)	571	46,822
BioCryst Pharmaceuticals Inc.(a)	5,142	59,827
Biogen Inc.(a)	3,235	864,813
Biohaven Pharmaceutical Holding Co. Ltd.(a)	790	59,329
BioMarin Pharmaceutical Inc.(a)	4,378	341,134
Bio-Rad Laboratories Inc., Class A(a)	44	27,726
Bluebird Bio Inc.(a)	2,195	65,850
Blueprint Medicines Corp.(a)	1,561	150,356
Bridgebio Pharma Inc.(a)	2,448	136,892
Calithera Biosciences Inc.(a)	2,414	5,238
Cara Therapeutics Inc.(a)	792	10,256
Celldex Therapeutics Inc.(a)	518	15,711
ChemoCentryx Inc.(a)	1,143	55,241
Chinook Therapeutics Inc.(a)	201	3,608
Constellation Pharmaceuticals Inc.(a)	615	13,296
Contra Aduro Biotech I(a)(b)	156	468
Cortexyme Inc.(a)	391	15,315
Crinetics Pharmaceuticals Inc.(a)	754	13,052
Cue Biopharma Inc.(a)	904	10,966
Cymabay Therapeutics Inc.(a)(c)	1,759	7,616
CytomX Therapeutics Inc.(a)	858	8,031
Deciphera Pharmaceuticals Inc.(a)	1,233	57,174
Denali Therapeutics Inc.(a)	2,251	136,050
Dicerna Pharmaceuticals Inc.(a)	1,516	47,284
Dynavax Technologies Corp.(a)	1,408	14,052
Editas Medicine Inc.(a)	1,446	53,516
Emergent BioSolutions Inc.(a)	881	53,723
Epizyme Inc.(a)(c)	2,089	16,315

Security	Shares	Value

Biotechnology (continued)
Esperion Therapeutics Inc.(a)	682	$18,380
Exact Sciences Corp.(a)	1,300	171,366
Exelixis Inc.(a)	7,828	192,725
Fate Therapeutics Inc.(a)	1,873	163,681
FibroGen Inc.(a)	2,024	45,176
Frequency Therapeutics Inc.(a)	730	8,475
Geron Corp.(a)(c)	2,706	3,924
Gilead Sciences Inc.	24,687	1,566,884
Global Blood Therapeutics Inc.(a)(c)	1,651	67,328
GlycoMimetics Inc.(a)	1,013	2,431
Gossamer Bio Inc.(a)	1,408	12,165
Guardant Health Inc.(a)	877	139,425
Halozyme Therapeutics Inc.(a)(c)	3,500	174,825
Homology Medicines Inc.(a)	941	6,371
ImmunoGen Inc.(a)	4,178	33,675
Incyte Corp.(a)	2,198	187,665
Innoviva Inc.(a)	1,298	14,862
Inovio Pharmaceuticals Inc.(a)(c)	5,064	34,486
Insmed Inc.(a)	2,967	100,077
Intercept Pharmaceuticals Inc.(a)	747	14,776
Intra-Cellular Therapies Inc.(a)	1,744	60,046
Ionis Pharmaceuticals Inc.(a)	3,649	156,250
Iovance Biotherapeutics Inc.(a)	3,665	115,228
Kadmon Holdings Inc.(a)	4,904	19,910
Karuna Therapeutics Inc.(a)(c)	461	51,176
Karyopharm Therapeutics Inc.(a)(c)	2,064	19,278
Kiniksa Pharmaceuticals Ltd., Class A(a)	612	10,074
Kodiak Sciences Inc.(a)	748	90,388
Krystal Biotech Inc.(a)	306	24,309
Lexicon Pharmaceuticals Inc.(a)	1,166	5,667
Ligand Pharmaceuticals Inc.(a)	462	67,401
MacroGenics Inc.(a)	1,475	47,731
MEI Pharma Inc.(a)	3,692	13,476
Mersana Therapeutics Inc.(a)	1,756	27,973
Mirati Therapeutics Inc.(a)	1,106	183,839
Moderna Inc.(a)	8,578	1,533,918
Molecular Templates Inc.(a)	993	9,295
Myriad Genetics Inc.(a)	770	23,269
Nektar Therapeutics(a)	5,214	102,247
NextCure Inc.(a)	372	3,262
Novavax Inc.(a)(c)	1,338	317,012
Omeros Corp.(a)	1,034	18,260
Pieris Pharmaceuticals Inc.(a)	1,408	3,041
Precigen Inc.(a)(c)	968	7,488
Prothena Corp. PLC(a)	966	25,638
Provention Bio Inc.(a)	1,116	8,024
PTC Therapeutics Inc.(a)	1,430	58,930
Puma Biotechnology Inc.(a)	858	8,460
Radius Health Inc.(a)	1,100	24,530
Regeneron Pharmaceuticals Inc.(a)	2,420	1,164,746
REGENXBIO Inc.(a)	748	25,948
Replimune Group Inc.(a)	643	23,527
Rigel Pharmaceuticals Inc.(a)	3,938	14,649
Rocket Pharmaceuticals Inc.(a)(c)	573	26,266
Rubius Therapeutics Inc.(a)	901	22,543
Sage Therapeutics Inc.(a)	1,436	113,099
Sangamo Therapeutics Inc.(a)	3,476	40,947
Scholar Rock Holding Corp.(a)	724	23,421
Seagen Inc.(a)	3,235	465,064
Solid Biosciences Inc.(a)	353	1,797

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Sorrento Therapeutics Inc.(a)	5,654	$46,532
Stoke Therapeutics Inc.(a)	442	14,277
Syndax Pharmaceuticals Inc.(a)	1,057	16,849
TG Therapeutics Inc.(a)	2,370	105,963
Theravance Biopharma Inc.(a)	1,076	21,240
Translate Bio Inc.(a)	1,211	28,119
Travere Therapeutics Inc.(a)	1,034	25,561
Turning Point Therapeutics Inc.(a)	969	73,867
Ultragenyx Pharmaceutical Inc.(a)	1,477	164,892
United Therapeutics Corp.(a)	1,034	208,413
UroGen Pharma Ltd.(a)	353	6,866
Vaxart Inc.(a)(c)	1,751	18,876
Vericel Corp.(a)	527	32,895
Vertex Pharmaceuticals Inc.(a)	5,747	1,253,995
Viking Therapeutics Inc.(a)	1,428	9,125
Vir Biotechnology Inc.(a)	1,469	70,130
WaVe Life Sciences Ltd.(a)	462	2,841
Xencor Inc.(a)	1,320	56,179
Y-mAbs Therapeutics Inc.(a)	638	19,185
ZIOPHARM Oncology Inc.(a)	3,344	11,570

		16,119,154

Chemicals — 0.1%
Codexis Inc.(a)	991	22,971

Electrical Components & Equipment — 0.2%
Universal Display Corp.	308	68,897

Health Care - Products — 4.2%
10X Genomics Inc., Class A(a)	510	100,878
Abbott Laboratories	464	55,717
Adaptive Biotechnologies Corp.(a)	1,382	57,491
Axogen Inc.(a)	308	5,766
Baxter International Inc.	2,081	178,321
CareDx Inc.(a)	376	29,730
Cerus Corp.(a)	3,318	20,240
Cooper Companies Inc. (The)	193	79,302
Glaukos Corp.(a)	572	53,860
Haemonetics Corp.(a)	286	19,236
ICU Medical Inc.(a)	110	22,910
IDEXX Laboratories Inc.(a)	72	39,527
Inspire Medical Systems Inc.(a)	246	58,258
Insulet Corp.(a)	175	51,664
Integra LifeSciences Holdings Corp.(a)	374	27,706
Intersect ENT Inc.(a)	396	8,637
Intuitive Surgical Inc.(a)	46	39,790
Lantheus Holdings Inc.(a)(c)	1,142	27,065
NanoString Technologies Inc.(a)	392	31,231
Natera Inc.(a)	418	45,988
Nevro Corp.(a)	308	53,225
Novocure Ltd.(a)	1,344	274,310
Penumbra Inc.(a)	111	33,965
Repligen Corp.(a)	640	135,494
ResMed Inc.	350	65,790

		1,516,101

Health Care - Services — 1.8%
Catalent Inc.(a)	1,580	177,703
Charles River Laboratories International Inc.(a)	463	153,924
IQVIA Holdings Inc.(a)	906	212,629
Medpace Holdings Inc.(a)	219	37,160
OPKO Health Inc.(a)	5,038	20,656

Security	Shares	Value

Health Care - Services (continued)
Syneos Health Inc.(a)	616	$52,268

		654,340

Pharmaceuticals — 48.5%
AbbVie Inc.	19,461	2,169,902
Aclaris Therapeutics Inc.(a)	748	17,840
Adamas Pharmaceuticals Inc.(a)	506	2,854
Aeglea BioTherapeutics Inc.(a)	1,431	11,133
Aerie Pharmaceuticals Inc.(a)	990	16,959
Agios Pharmaceuticals Inc.(a)	1,780	99,324
Akebia Therapeutics Inc.(a)	4,510	14,387
Alector Inc.(a)	1,762	34,359
Alkermes PLC(a)	3,697	81,352
AmerisourceBergen Corp.	434	52,427
Amneal Pharmaceuticals Inc.(a)	2,949	16,249
Amphastar Pharmaceuticals Inc.(a)	726	12,632
Anika Therapeutics Inc.(a)	220	8,840
Antares Pharma Inc.(a)	3,256	12,340
Arvinas Inc.(a)	570	39,296
Athenex Inc.(a)	1,783	7,150
Bausch Health Companies Inc.(a)(c)	4,884	157,118
Bioxcel Therapeutics Inc.(a)	358	12,161
Bristol-Myers Squibb Co.	26,729	1,668,424
Catalyst Pharmaceuticals Inc.(a)	1,651	7,562
Clovis Oncology Inc.(a)	1,276	7,579
Coherus Biosciences Inc.(a)	1,693	25,056
Collegium Pharmaceutical Inc.(a)	594	13,246
Concert Pharmaceuticals Inc.(a)	528	2,191
Corbus Pharmaceuticals Holdings Inc.(a)(c)	1,232	2,218
Corcept Therapeutics Inc.(a)	2,420	55,152
Cyclerion Therapeutics Inc.(a)	330	719
Cytokinetics Inc.(a)	1,188	30,223
DexCom Inc.(a)	355	137,066
Eagle Pharmaceuticals Inc./DE(a)	308	12,576
Elanco Animal Health Inc.(a)	4,551	144,312
Eli Lilly & Co.	9,629	1,759,892
Enanta Pharmaceuticals Inc.(a)	374	18,977
Endo International PLC(a)	3,282	18,806
Flexion Therapeutics Inc.(a)	858	6,658
G1 Therapeutics Inc.(a)	484	10,198
Heron Therapeutics Inc.(a)	1,804	31,534
Horizon Therapeutics PLC(a)	5,064	479,156
Intellia Therapeutics Inc.(a)	1,370	105,175
Ironwood Pharmaceuticals Inc.(a)	3,300	36,432
Jazz Pharmaceuticals PLC(a)	1,478	242,983
Johnson & Johnson	21,962	3,573,876
Jounce Therapeutics Inc.(a)	396	3,734
Kala Pharmaceuticals Inc.(a)(c)	1,346	10,405
Kura Oncology Inc.(a)	1,601	43,115
La Jolla Pharmaceutical Co.(a)(c)	506	2,247
Lannett Co. Inc.(a)	638	2,788
Madrigal Pharmaceuticals Inc.(a)	218	29,670
MediciNova Inc.(a)	902	3,960
Merck & Co. Inc.	28,473	2,121,239
Neurocrine Biosciences Inc.(a)	2,507	236,886
Ocular Therapeutix Inc.(a)	1,787	32,845
Odonate Therapeutics Inc.(a)	352	1,179
Pacira BioSciences Inc.(a)	836	52,818
Paratek Pharmaceuticals Inc.(a)	682	5,217
Perrigo Co. PLC	1,734	72,186
Pfizer Inc.	57,509	2,222,723

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
PRA Health Sciences Inc.(a)	638	$106,476
Prestige Consumer Healthcare Inc.(a)	352	15,333
Progenics Pharmaceuticals Inc.(a)(b)(c)	1,001	—
Protagonist Therapeutics Inc.(a)	1,012	29,287
Reata Pharmaceuticals Inc., Class A(a)(c)	683	69,256
Relmada Therapeutics Inc.(a)	352	13,573
Revance Therapeutics Inc.(a)	1,721	50,116
Rhythm Pharmaceuticals Inc.(a)	966	20,827
Sarepta Therapeutics Inc.(a)	1,897	134,383
Seres Therapeutics Inc.(a)	1,304	27,136
Spectrum Pharmaceuticals Inc.(a)	2,457	7,641
Supernus Pharmaceuticals Inc.(a)	1,210	36,845
Synergy Pharmaceuticals Inc.(a)(c)	1,136	7
Syros Pharmaceuticals Inc.(a)	1,273	7,689
TherapeuticsMD Inc.(a)	3,520	4,259
Tricida Inc.(a)	704	3,274
Vanda Pharmaceuticals Inc.(a)	1,232	20,451
Viatris Inc.(a)	14,342	190,749
Voyager Therapeutics Inc.(a)	704	3,393
Zoetis Inc.	4,999	864,977
Zogenix Inc.(a)(c)	1,584	29,922

		17,632,940

Telecommunications — 0.0%
InterDigital Inc.	198	13,745

Total Common Stocks — 99.2% (Cost: $31,949,275)		36,028,148

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	982,888	$983,379
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	252,000	252,000

		1,235,379

Total Short-Term Investments — 3.4% (Cost: $1,235,330)		1,235,379

Total Investments in Securities — 102.6% (Cost: $33,184,605)		37,263,527

Other Assets, Less Liabilities — (2.6)%		(940,415)

Net Assets — 100.0%		$36,323,112

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$432,025	$551,865	(a)	$—	$(409)	$(102)	$983,379	982,888	$8,289	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	102,000	150,000	(a)	—	—	—	252,000	252,000	280		—

					$(409)	$(102)	$1,235,379		$8,569		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Innovative Healthcare ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$36,027,118	$—	$1,030	$36,028,148
Money Market Funds	1,235,379	—	—	1,235,379

	$37,262,497	$—	$1,030	$37,263,527

4